Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	March 31, 2015	March 31, 2014
	US$	US$
Cash on hand and at banks	11,306,011	15,942,867
Money market funds	3,195,943	6,877,433

Total cash and cash equivalents	14,501,954	22,820,300

The cash on hand and at bank balances in the PRC subsidiaries are denominated in Renminbi (“RMB”), United States dollars (“US$”) and Hong Kong dollars (“HK$”) with the total amount equivalent to RMB50,177,493 (equivalent to US$8,087,014) and RMB76,953,161 (equivalent to US$12,382,243) as of March 31, 2015 and 2014, respectively. Of these amounts, RMB37,943,526 (equivalent to US$6,115,288) and RMB68,012,481 (equivalent to US$10,943,631) are originally denominated in RMB as of March 31, 2015 and 2014, respectively. RMB is not freely convertible into other currencies; however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business. Other than RMB, the cash on hand and at banks of the Company in Hong Kong and the United States are denominated in HK$ and US$.